Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2017
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Changes in Treasury Shares

The changes in treasury shares for the years ended December 31, 2016 and 2017 were as follows:

	2016			2017
	Number of shares	Amount		Number of shares	Amount
	(shares, in millions of Won)
Beginning	7,191,187	￦	1,533,898	7,189,170	￦	1,533,468
Disposal of treasury shares	(2,017)		(430)	(1,939)		(414)

Ending	7,189,170	￦	1,533,468	7,187,231	￦	1,533,054